Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

4. Commitments and Contingencies

Lease Commitments

The Company leases office space located at 4660 La Jolla Village Dr., Suite 100, San Diego, California, through a month-to-month rental agreement, with monthly rent of $151. In addition, the Company leases 2,140 square feet of laboratory space located at 11011 Torreyana Road, Suite 102, San Diego, California on a month to month basis with monthly rent of $5,350 per month.

Commitments

The Company enters into contracts in the normal course of business with third party service providers and vendors. These contracts generally provide for termination on notice and, therefore, are cancellable contracts and not considered contractual obligations and commitments.

Contingencies

From time to time, the Company may become subject to claims and litigation arising in the ordinary course of business. The Company is not a party to any material legal proceedings, nor is it aware of any material pending or threatened litigation.

4. Commitments and Contingencies

Lease Commitments

The Company leases 2,140 square feet of laboratory space located at 11011 Torreyana Road, Suite 102, San Diego, California (the “Lease”). In December 2024, the Company signed an amendment extending the Lease until February 28, 2025, with a base monthly rent equal to $5,350. The Company is required to maintain a security deposit of $5,564. The Lease contains customary default provisions, representations, warranties and covenants. In addition to rent, the Lease requires the Company to pay certain taxes, insurance and operating costs relating to the leased premises. The Company has applied the short-term lease exception as the amendment is less than twelve months. The Lease is classified as an operating lease.

Rent expense was $64,200 for the year ended December 31, 2024 and $111,661 for the year ended December 31, 2023.

Future minimum lease payments under the operating lease as of December 31, 2024 is $10,700.

Commitments

The Company enters into contracts in the normal course of business with third party service providers and vendors. These contracts generally provide for termination on notice and, therefore, are cancellable contracts and not considered contractual obligations and commitments.

Contingencies

From time to time, the Company may become subject to claims and litigation arising in the ordinary course of business. The Company is not a party to any material legal proceedings, nor is it aware of any material pending or threatened litigation.